COMMITMENTS AND CONTINGENCIES (Details) $ in Millions, ₫ in Billions	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)
COMMITMENTS AND CONTINGENCIES
Estimated commitments related to the development of the projects and products	₫ 13,198.2	$ 553.0	₫ 18,498.9
Total remaining amount of annual fees committed to pay	207.6	8.7
Maximum
COMMITMENTS AND CONTINGENCIES
Possible loss on contract termination	₫ 421.6	$ 17.7